UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22880
(Investment Company Act File Number)

Steben Alternative Investment Funds
(Exact Name of Registrant as Specified in Charter)

9711 Washingtonian Blvd., Suite 400
Gaithersburg, MD 20878

(Address of Principal Executive Offices)(Zip Code)

Francine Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd., Suite 400
Gaithersburg, MD 20878

(Name and Address of Agent for Service)

(240) 631-7600

(Registrant's Telephone Number, Including Area Code)

Date of Fiscal Year End: March 31

Date of Reporting Period: July 1, 2015 - June 30, 2016

Item 1. Proxy Voting Record

No securities required voting during the reported period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STEBEN ALTERNATIVE INVESTMENT FUNDS
By (Signature and Title):	/s/ Kenneth E. Steben Kenneth E. Steben, Chief Executive Officer
Date:	August 23, 2016